Long-Term Debt - Schedule of Maturities of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Schedule Of Maturities Of Long Term Debt [Line Items]
Total	$ 707.4	$ 248.7	$ 326.4
2013		2.7
2014		2.9
2015		202.7
2016		40.3
2017		0.1
Term loan due on 2016 [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
Total		47.5
2013		2.5
2014		2.5
2015		2.5
2016		40.0
Convertible subordinated debentures bearing interest at 4.0625% maturing in December 2034 [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
Total		200.0
2015		200.0
Convertible subordinated debentures, bearing interest at 2.25% maturing in November 2024 [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
Total		0.2
2014		0.2
Other debt [Member]
Schedule Of Maturities Of Long Term Debt [Line Items]
Total		1.0
2013		0.2
2014		0.2
2015		0.2
2016		0.3
2017		$ 0.1